Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 7,397,025	$ 12,458,750
Accounts receivable, net (note 3(c))	287,155	75,150
Prepaid expenses	64,252	52,773
Total current assets	7,748,432	12,586,673
Property and equipment, net (note 4)	207,301	180,983
Total assets	7,955,733	12,767,656
Liabilities and Shareholders' Equity
Accounts payable	217,539	143,253
Accrued liabilities (note 5)	281,011	562,994
Deferred revenue	284,583	45,167
Total current liabilities	783,133	751,414
Shareholders' equity:
Unlimited common shares Issued and outstanding: 43,009,347 (42,285,171 - 2010) common shares (note 7)	85,848,861	85,583,198
Additional paid-in capital	19,755,623	19,346,409
Share purchase warrants (note 7)	39,318	21,242
Deficit	(96,950,481)	(91,413,886)
Accumulated other comprehensive income:
Cumulative translation adjustment	(1,520,721)	(1,520,721)
Total shareholders' equity	7,172,600	12,016,242
Total liabilities and shareholders' equity	7,955,733	12,767,656
Commitments and contingencies (note 11)